Premises and Equipment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Land	¥ 410,739	¥ 268,948
Buildings	800,680	743,473
Equipment and furniture	435,655	418,647
Leasehold improvements	92,052	90,306
Construction in progress	35,789	23,875
Software	725,287	657,702
Total	2,500,202	2,202,951
Less: Accumulated depreciation and amortization	1,143,608	1,110,962
Premises and equipment-net	¥ 1,356,594	¥ 1,091,989